CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 519,029	$ 308,150	$ 161,123
Cost of revenue	66,528	39,013	22,488
Gross profit	452,501	269,137	138,635
OPERATING EXPENSES
Research and development	127,047	73,686	43,480
Sales and marketing	392,068	268,083	191,353
General and administrative	85,401	53,493	54,339
Total operating expenses	604,516	395,262	289,172
Operating loss	(152,015)	(126,125)	(150,537)
Financial income (expenses), net	22,554	(838)	526
Loss before income taxes	(129,461)	(126,963)	(150,011)
Taxes on income	(7,406)	(2,331)	(2,192)
Net loss	$ (136,867)	$ (129,294)	$ (152,203)
Net loss per share attributable to ordinary shareholders’, basic	$ (2.99)	$ (4.53)	$ (14.19)
Net loss per share attributable to ordinary shareholders’, diluted	$ (2.99)	$ (4.53)	$ (14.19)
Weighted-average ordinary shares used in calculating net loss per ordinary share, basic	45,804,714	30,332,006	12,048,909
Weighted-average ordinary shares used in calculating net loss per ordinary share, diluted	45,804,714	30,332,006	12,048,909